Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent Events

19.	Subsequent Events
Public Offering
On June 28, 2024, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Jefferies LLC and TD Securities (USA) LLC, as representative of the several underwriters (the “Underwriters”), pursuant to which the Company agreed to issue and sell 14,406,508 shares of the Company’s Common Stock and warrants (“Public Offering Warrants”) to purchase up to 14,406,508 shares of the Company’s Common Stock at an offering price of $1.20 per share and accompanying warrant (the “Public Offering”). Pursuant to the Underwriting Agreement, the Company also granted the Underwriters an option exercisable for 30 days to purchase up to an additional 2,160,976 shares of Common Stock and/or 2,160,976 Public Offering Warrants at the public offering price. On July 1, 2024, the Underwriters exercised the option with respect to the Public Offering Warrants in full, which resulted in the issuance of an additional 2,160,976 Public Offering Warrants at the closing. The Public Offering closed on July 1, 2024 with total gross proceeds of $17.3 million, before deducting the Underwriters’ discounts and commissions and estimated offering expenses payable by the Company. Further, the Underwriters exercised a portion of the option with respect to the Common Stock on July 5, 2024 for total gross proceeds of $2.3 million, which resulted in the issuance of 1,927,265 shares of the Company’s Common Stock at an offering price of $1.20 per share.
Private Placement
On June 28, 2024, the Company entered into a subscription agreement (the “Subscription Agreement”) with RTW, pursuant to which the Company agreed to sell to RTW 2,260,159 shares of a newly created series of preferred stock, Series A non-voting
convertible preferred stock, par value $0.0001 per share (“Series A Preferred Stock”), and 2,260,159 private placement warrants (“Private Placement Warrants”) to purchase common stock, for an aggregate purchase price of approximately $2.7 million at a purchase price per share of Series A Preferred Stock and accompanying Private Placement Warrant equal to the per share Public Offering price for the shares of common stock and Public Offering Warrants in the Public Offering (the “Private Placement”). The Private Placement closed on July 1, 2024 with total gross proceeds received from RTW of $2.7 million.
French Regulatory Decision
On August 6, 2024, it was announced that the Agence Nationale de Sécurité du Médicament (“ANSM”), the French regulatory authority, has suspended sales of the Allurion Balloon in France, and the Company is withdrawing the device from the French market, pending implementation of a remediation plan to reduce certain risks associated with the advertising, follow-up
program, and adverse events for the Allurion Balloon.
NYSE Letter
On August 12, 2024, we received a letter from NYSE notifying us that, as of August 8, 2024, for the last 30 consecutive business days, the average closing price of the Company’s common stock was less than $1.00 per share, the minimum average closing bid price required by the continued listing requirements of Rule 802.01C of the NYSE Listed Company Manual. A company can regain compliance with the minimum share price requirement at any time during the six-month
cure period if, on the last trading day of any calendar month during the cure period, the company has (i) a closing share price of at least $1.00 and (ii) an average closing share price of at least $1.00 over the 30 trading-day
period ending on the last trading day of that month. In the event that at the expiration of the six-month
cure period, both a $1.00 closing share price on the last trading day of the cure period and a $1.00 average closing share price over the 30 trading-day
period ending on the last trading day of the cure period are not attained, the NYSE will commence suspension and delisting procedures. We intend to monitor the closing bid price of our Common Stock and may, if appropriate, consider available options to regain compliance with the NYSE minimum share price requirement.